Fair value of financial instruments	6 Months Ended
Sep. 30, 2024
Fair value of financial instruments
Fair value of financial instruments

11   Fair value of financial instruments

	30 September	31 March
	2024	2024
	€m	€m
Financial assets at fair value[1]
Money market funds (included within Cash and cash equivalents)[2]	2,013	2,015
Debt and equity securities (included within Other investments)[3]	6,149	3,749
Derivative financial instruments (included within Trade and other receivables)[4,5]	3,962	4,226
Trade receivables at fair value through Other comprehensive income (included with Trade and other receivables)[6]	1,123	735
	13,247	10,725

Financial liabilities at fair value[1]
Derivative financial instruments (included within Trade and other payables)[4,5]	2,031	1,524
Financial guarantee (included within Trade and other payables)[7]	238	—
	2,269	1,524

Notes:

1.	The fair value of assets and liabilities are classified in the Fair Value hierarchy as follows: Level 1 comprises items where the fair value is determined by unadjusted quoted prices in active markets. Level 2 comprises items where the fair value is determined from inputs other than quoted prices, that are observable for the asset or liability, either directly or indirectly by unadjusted market quoted prices in active markets and market accepted valuation techniques. Level 3 comprises items where the fair value is determined by including one or more unobservable inputs to the valuation methodology.
2.	Items are measured at fair value and the valuation basis is Level 1.
3.	Quoted debt and equity securities of €2,991 million (31 March 2024: €1,687 million) are measured at fair value and classified as Level 1. Further equity and debt securities of €2,140 million (31 March 2024: €2,062 million) are measured at fair value and classified as Level 2. The remaining balance represents the Group’s investments in Zegona ordinary shares of €915 million (31 March 2024: €nil) and convertible loan notes of €103 million, measured at fair value and classified as Level 3 due to some of the inputs to the valuation model being unobservable inputs.
4.	Derivative financial assets and liabilities are measured at fair value and classified as Level 2.
5.	€3,772 million (31 March 2024: €4,011 million) of derivative financial assets and €1,912 million (31 March 2024: €1,468 million) of derivative financial liabilities are classified as Non-current.
6.	Trade receivables at fair value through Other comprehensive income are measured at fair value and classified as Level 2. Of this, €461 million (31 March 2024: €294 million) are classified as Non-current.
7.	Financial guarantee is a secondary pledge over the shares owned by Vodafone Group in Indus Towers, ranking behind the Group’s existing lenders for the outstanding bank borrowings secured against Indian assets. This is measured at fair value and classified as Level 2.

The fair value of the Group's financial assets held at amortised cost approximates to their fair value.

The fair value of the Group's financial liabilities held at amortised cost approximate to fair value with the exception of outstanding bonds with a carrying value of €39,522 million (31 March 2024: €40,743 million). These bonds have a fair value at 30 September of €36,550 million (31 March 2024: €37,144 million), based on Level 1 of the fair value hierarchy.

11   Fair value of financial instruments (continued)

Level 3 financial instruments

Investment in Zegona ordinary shares

Following the completion of the sale of Vodafone Spain on 31 May 2024 (See note 10 ‘Disposals’), the Group received the non-cash consideration component in the form of €900 million Redeemable Preference Shares (‘RPS’) issued by EJLSHM Funding Ltd (‘EJLSHM’). The RPS will be redeemed 6 years after completion, or earlier if there is a material liquidity event or exit from Zegona that releases funds to its shareholders. The RPS have a nominal value, including accrued interest, of €915 million at 30 September 2024.

EJLSHM subscribed for new ordinary shares in Zegona, equivalent to the value of the RPS, the future proceeds from which will be used to repay the RPS. Per the contractual arrangement, these ordinary shares do not carry voting rights, and their value is capped at the nominal value, including accrued interest, of the RPS. EJSHM is a consolidated special purpose entity for the Group, resulting in the elimination of the RPS and the recognition of an investment in the Zegona shares for the Group. The Zegona shares are recorded at fair value through profit and loss and have a fair value of €915 million on 30 September 2024.

The valuation approach for the Zegona shares reflects the contractual terms of the RPS arrangement and utilises a bespoke option model which draws on observable Level 2 market data inputs, including bond yields, share prices, and foreign exchange rates. The model also includes certain key inputs that requires judgement. These include the timing on when EJLSHM will sell its shares in Zegona to settle its RPS liability to the Group, Zegona’s share price volatility and the share’s expected dividend yield.

The only judgement that has a material impact on the valuation is the Zegona share price volatility. An increase/(decrease) of the share price volatility by 10% would (decrease)/increase the valuation by €35 million /€nil (due to fair value being capped at the nominal value of the RPS, including accrued interest) at 30 September 2024.

Convertible loan notes (‘CLN’)

Vodafone invested US$25 million in CLN on 22 January 2024 with a maturity date of 22 January 2034. The CLN has a conversion feature which allows, in whole or in part, for the outstanding principal and interest to be converted into fully paid shares of AST SpaceMobile, Inc. (‘ASTS’). The investment is accounted for at fair value through profit or loss, with its fair value at 30 September 2024 of €103 million, included within equities and debt securities. Both Vodafone and ASTS have the option to convert the CLN to shares at any time after twelve months following the initial closing. ASTS’s option is subject to certain conditions. The valuation uses a Monte Carlo simulation with Level 2 inputs being the ASTS’s market share price, risk-free-rate, share price volatility and the effective interest rate. Level 3 inputs do not have a material impact on the valuation.